    As filed with the Securities and Exchange Commission on September 2, 2003
                                                  Commission File Nos. 333-54374
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
           Pre-Effective Amendment No.                                    [ ]
           Post-Effective Amendment No. 6                                 [X]
                And
   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
           Amendment No. 93                                               [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)

                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

         1600 McConnor Parkway, Schaumburg, Illinois                60196-6801
(Address of Insurance Company's Principal Executive Offices)        (Zip Code)
 Insurance Company's Telephone Number, including Area Code:       (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)

                                   Copies To:

         Frank J. Julian, Esq.                        Joan E. Boros, Esq.
Kemper Investors Life Insurance Company           Christopher S. Petito,Esq.
         1600 McConnor Parkway                          Jorden Burt LLP
    Schaumburg, Illinois 60196-6801           1025 Thomas Jefferson Street, N.W.
                                                          Suite 400E
                                                    Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [ ] on (date) pursuant to paragraph (b) of Rule 485
        [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: The variable portion of the deferred variable annuity contracts issued through the KILICO Variable Annuity Separate Account.

                                 SAVINGS CLAUSE

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing supplements to the May 1, 2003 Preferred Plus Prospectus and Statement of Additional Information and of making certain changes to Part C of such Registration Statement. This Amendment supercedes the supplements filed in Post-Effective Amendment No. 5 to the Registration Statement. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supercede any Prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement, which are incorporated by reference to the extent required and permitted by applicable law.

                       SUPPLEMENT DATED SEPTEMBER 3, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                      ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              ZURICH PREFERRED PLUS
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Zurich Preferred Plus Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 14 of the Prospectus is amended by adding the following to the end thereof:

               "Effective September 3, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company ("FLA") operated under the trade name "Zurich Life".

               These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation ("Bank One"). Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA., and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc.

               As part of the transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO's obligation's to Contractholders under the Contracts and does not create any obligations for FKLA to Contractholders under the Contracts.

               The benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."


2. Effective September 3, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the following Sections are amended:

a. The Section entitled "Summary" appearing on page 4 of the Prospectus is amended by deleting the first sentence of the last paragraph beginning on page 5 of the Prospectus and replacing it with the following:

               "You may elect, where applicable, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. ("PMG")."

b. The Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 43 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.

c. The Section entitled "ASSET ALLOCATION SERVICE" appearing on page 45 of the Prospectus is amended by deleting the first sentence thereof and replacing it with the following:

               "You may elect, where applicable, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. ("PMG")."

                        SUPPLEMENT DATED SEPTEMBER 3, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY


--------------------------------------------------------------------------------

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                       ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              ZURICH PREFERRED PLUS
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in the Zurich Preferred Plus Statement of Additional Information.

The Section entitled "SERVICES TO THE SEPARATE ACCOUNT" appearing on page 1 of the Statement of Additional Information is amended by adding the following to the end of the first paragraph thereof:

         "Effective September 3, 2003, Federal Kemper Life Assurance Company administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO."

The Section entitled "FINANCIAL STATEMENTS" appearing on page 4 of the Statement of Additional Information is amended by adding the following to the end thereof:

         "Effective September 3, 2003, Federal Kemper Life Assurance Company administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains unaudited pro forma financial statements for KILICO as of December 31, 2002 and June 30, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable periods."

            Kemper Investors Life Insurance Company and Subsidiaries
                 Pro Forma Condensed Consolidated Balance Sheet
                                  June 30, 2003
                                 (in thousands)

                                                                                                          Proforma Adjustments
                                                                               -----------------------------------------------------

                                                                                                   Reinsurance
                                                              June 30, 2003                          Gross Up        Transfer of
                                                               As Reported      Reinsurance (1)    FASB 113 (2)    Subsidiaries (3)
                                                             ---------------   -----------------  --------------  ------------------
Assets
Investments:
Fixed maturity securities                                    $     3,665,489   $     (2,907,446)  $            0  $         (86,427)
Other invested assets                                                507,727           (262,242)               0             (6,550)
                                                             ----------------  -----------------  --------------  ------------------
     Total investments                                             4,173,216         (3,169,688)               0            (92,977)
                                                             ----------------  -----------------  --------------  ------------------
Cash                                                                  23,946                                   0             (7,740)
Accrued investment income                                            151,863           (134,265)               0               (912)
Reinsurance recoverable                                              472,284                           3,542,281             (2,733)
Deferred insurance acquisition costs                                 422,358            (26,421)               0             (2,527)
Value of business acquired                                            49,105            (22,680)               0                  0
Other assets and receivables                                          83,593            (68,717)               0             75,869
Assets held in separate accounts                                  14,204,713                                   0                  0

                                                             ----------------  -----------------  --------------  ------------------
Total assets                                                      19,581,078         (3,421,771)       3,542,281            (31,020)
                                                             ================  =================  ==============  ==================


Liabilities
Future policy benefits                                             4,304,673         (3,511,349)       3,511,349            (22,517)
Other policyholder benefits and funds payable                        220,369            (30,932)          30,932               (298)
Unearned revenue reserve                                                   0            190,269                0                  0
Other accounts payable and liabilities                                42,717             26,828                0             (8,205)
Liabilities related to separate accounts                          14,204,713                                   0                  0
                                                             ----------------  -----------------  --------------  ------------------
     Total liabilities                                            18,772,472         (3,325,184)       3,542,281            (31,020)
                                                             ----------------  -----------------  --------------  ------------------

Commitments and contingent liabilities

Stockholder's equity
Capital stock                                                          2,500                                   0                  0
Additional paid-in capital                                           847,432                                   0                  0
Accumulated other comprehensive income (loss)                        109,323            (96,587)               0                  0
Retained deficit                                                    (150,649)                                  0                  0
                                                             ----------------  -----------------  --------------  ------------------
Total stockholder's equity                                           808,606            (96,587)               0                  0
                                                             ----------------  -----------------  --------------  ------------------

Total liabilities and stockholder's equity                   $    19,581,078   $     (3,421,771)  $    3,542,281  $         (31,020)
                                                             ================  =================  ==============  ==================


                                                             ------------------
                                                                 Termination of
                                                                   Funding
                                                                 Agreements         June 30, 2003
                                                                 Assumed (4)          Pro Forma
                                                             ------------------   -----------------
Assets
Investments:
Fixed maturity securities                                    $         (77,433)   $        594,183
Other invested assets                                                        0             238,935
                                                             ------------------   -----------------
     Total investments                                                 (77,433)            833,118
                                                             ------------------   -----------------
Cash                                                                   (22,413)             (6,207)
Accrued investment income                                                 (762)             15,924
Reinsurance recoverable                                                      0           4,011,832
Deferred insurance acquisition costs                                         0             393,410
Value of business acquired                                                   0              26,425
Other assets and receivables                                                 0              90,745
Assets held in separate accounts                                             0          14,204,713

                                                             ------------------   -----------------
Total assets                                                          (100,608)         19,569,960
                                                             ==================   =================


Liabilities
Future policy benefits                                                (100,158)          4,181,998
Other policyholder benefits and funds payable                                0             220,071
Unearned revenue reserve                                                     0             190,269
Other accounts payable and liabilities                                  (7,306)             54,034
Liabilities related to separate accounts                                     0          14,204,713
                                                             ------------------   -----------------
     Total liabilities                                                (107,464)         18,851,085
                                                             ------------------   -----------------

Commitments and contingent liabilities

Stockholder's equity
Capital stock                                                                0               2,500
Additional paid-in capital                                                   0             847,432
Accumulated other comprehensive income (loss)                            6,856              19,592
Retained deficit                                                             0            (150,649)
                                                             ------------------   -----------------
Total stockholder's equity                                               6,856             718,875
                                                             ------------------   -----------------

Total liabilities and stockholder's equity                   $        (100,608)   $     19,569,960
                                                             ==================   =================

            Kemper Investors Life Insurance Company and Subsidiaries
                Pro Forma Condensed Consolidated Income Statement
                                 (in thousands)
                          Year ended December 31, 2002

                                                                December 31, 2002                               Transfer of
                                                                   As Reported          Reinsurance (1)       Subsidiaries (3)
                                                              ---------------------   -------------------   --------------------
REVENUE
Net investment income                                         $            228,330    $         (175,709)   $            (4,226)
Separate account fees and charges                                          110,013               (67,117)                     0
Broker / dealer commission revenue                                          28,452                     0                (28,452)
Other income                                                                13,967                12,305                (19,320)
                                                              ---------------------   -------------------   --------------------
     Total revenue                                                         380,762              (230,791)               (51,998)
                                                              ---------------------   -------------------   --------------------
BENEFITS AND EXPENSES
Interest credited to policyholders                                         152,945              (140,429)                     0
Claims incurred and other benefits                                          62,613               (10,293)                   (11)
Taxes, licenses and fees                                                    19,244                   (82)                  (210)
Commissions                                                                 83,508               (16,383)               (13,950)
Broker / dealer commission expense                                          27,953                     0                (27,953)
Operating expenses                                                          67,474               (24,245)                (6,118)
Deferral of insurance acquisition costs                                    (96,509)               12,156                  1,030
Amortization of insurance acquisition costs                                 34,941               (23,164)                  (130)
Amortization of value of business acquired                                  20,751               (20,751)                     0
Amortization of goodwill                                                   156,511                     0                      0
Amortization of other intangibles acquired                                     759                  (759)                     0
                                                              ---------------------   -------------------   --------------------
      Total benefits and expenses                                          530,190              (223,950)               (47,342)
                                                              ---------------------   -------------------   --------------------

                                                              ---------------------   -------------------   --------------------
Income before income tax expense                                          (149,428)               (6,841)                (4,656)
                                                              ---------------------   -------------------   --------------------

Income tax expense (benefit)                                                (2,377)                2,226                 (1,726)

Net income before cumulative effect of accounting                                0                     0                      0
                                                              ---------------------   -------------------   --------------------
change                                                                    (147,051)               (9,067)                 (2,930)
                                                              ---------------------   -------------------   --------------------

Cumulative effect of accounting change, net of tax                         (21,907)                    0                      0

                                                              ---------------------   -------------------   --------------------
Net income                                                    $           (168,958)   $           (9,067)    $            (2,930)
                                                              =====================   ===================   ====================

                                                               Termination of
                                                                   Funding
                                                                  Agreements          December 31, 2002
                                                                  Assumed (4)             Pro Forma
                                                              ------------------    ---------------------
REVENUE
Net investment income                                         $          (5,936)    $             42,459
Separate account fees and charges                                             0                   42,896
Broker / dealer commission revenue                                            0                        0
Other income                                                             (2,760)                   3,922
                                                              ------------------    ---------------------
     Total revenue                                                       (8,696)                  89,277
                                                              ------------------    ---------------------
BENEFITS AND EXPENSES
Interest credited to policyholders                                       (6,476)                   6,040
Claims incurred and other benefits                                            0                   52,309
Taxes, licenses and fees                                                      0                   18,952
Commissions                                                                   0                   53,175
Broker / dealer commission expense                                            0                        0
Operating expenses                                                            0                   37,111
Deferral of insurance acquisition costs                                       0                  (83,323)
Amortization of insurance acquisition costs                                   0                   11,647
Amortization of value of business acquired                                    0                        0
Amortization of goodwill                                                      0                  156,511
Amortization of other intangibles acquired                                    0                        0
                                                              ------------------    ---------------------
      Total benefits and expenses                                        (6,476)                 252,422
                                                              ------------------    ---------------------

                                                              ------------------    ---------------------
Income before income tax expense                                         (2,220)                (163,145)
                                                              ------------------    ---------------------

Income tax expense (benefit)                                               (777)                  (2,654)

Net income before cumulative effect of accounting                             0
                                                              ------------------    ---------------------
change                                                                   (1,443)                (160,491)
                                                              ------------------    ---------------------

Cumulative effect of accounting change, net of tax                            0                  (21,907)

                                                              ------------------    ---------------------
Net income                                                    $          (1,443)    $           (182,398)
                                                              ==================    =====================

            Kemper Investors Life Insurance Company and Subsidiaries
                Pro Forma Condensed Consolidated Income Statement
                                 (in thousands)
                         Six Months Ended June 30, 2003

                                                                                                                     Termination of
                                                                                                                          Funding
                                                             June 30, 2003                         Transfer of         Agreements
                                                              As Reported     Reinsurance (1)    Subsidiaries (3)      Assumed (4)
                                                            ---------------  -----------------  ------------------  ----------------
REVENUE
Net investment income                                       $      111,065   $        (87,372)  $          (2,032)  $        (2,445)
Separate account fees and charges                                   47,869            (30,204)                  0                 0
Broker / dealer commission revenue                                  13,533                  0             (13,533)                0
Other income                                                        13,646             (2,249)             (7,442)           (1,379)
                                                            ---------------  -----------------  ------------------  ----------------
     Total revenue                                                 186,113           (119,825)            (23,007)           (3,824)
                                                            ---------------  -----------------  ------------------  ----------------

BENEFITS AND EXPENSES
Interest credited to policyholders                                  79,626            (72,563)               (216)           (3,227)
Claims incurred and other benefits                                   8,091             (4,007)               (100)                0
Taxes, licenses and fees                                            (3,860)                18                (152)                0
Commissions                                                         30,056            (11,471)             (6,334)                0
Broker / dealer commission expense                                  13,422                  0             (13,422)                0
Operating expenses                                                  21,671             (6,741)             (3,011)                0
Deferral of insurance acquisition costs                            (33,479)            16,418               1,235                 0
Amortization of insurance acquisition costs                         30,594            (17,363)                  7                 0
Amortization of value of business acquired                           2,822             (2,822)                  0                 0
Amortization of goodwill                                                 0                  0                   0                 0
Amortization of other intangibles acquired                             379               (379)                  0                 0
                                                            ---------------  -----------------  ------------------  ----------------
      Total benefits and expenses                                  149,322            (98,910)            (21,993)           (3,227)
                                                            ---------------  -----------------  ------------------  ----------------

                                                            ---------------  -----------------  ------------------  ----------------
Income before income tax expense                                    36,791            (20,915)             (1,014)             (597)
                                                            ---------------  -----------------  ------------------  ----------------

Income tax expense (benefit)                                        13,077             (9,655)               (391)             (209)
                                                            ---------------  -----------------  ------------------  ----------------

                                                            ---------------  -----------------  ------------------  ----------------

                                                            ---------------  -----------------  ------------------  ----------------
Net income                                                  $       23,714   $        (11,620)  $            (623)  $          (388)
                                                            ===============  =================  ==================  ================


                                                             June 30, 2003
                                                               Pro Forma
                                                            ---------------
REVENUE
Net investment income                                       $       19,216
Separate account fees and charges                                   17,665
Broker / dealer commission revenue                                       0
Other income                                                         2,576
                                                            ---------------
     Total revenue                                                  39,457
                                                            ---------------

BENEFITS AND EXPENSES
Interest credited to policyholders                                   3,620
Claims incurred and other benefits                                   3,984
Taxes, licenses and fees                                            (3,994)
Commissions                                                         12,251
Broker / dealer commission expense                                       0
Operating expenses                                                  11,919
Deferral of insurance acquisition costs                            (15,826)
Amortization of insurance acquisition costs                         13,238
Amortization of value of business acquired                               0
Amortization of goodwill                                                 0
Amortization of other intangibles acquired                               0
                                                            ---------------
      Total benefits and expenses                                   25,192
                                                            ---------------

                                                            ---------------
Income before income tax expense                                    14,265
                                                            ---------------

Income tax expense (benefit)                                         2,822

                                                            ---------------

                                                            ---------------

                                                            ---------------
Net income                                                  $       11,443
                                                            ===============

Kemper Investors Life Insurance Company and Subsidiaries
Notes to Proforma Condensed Consolidated Financial Statements


(1) The amounts presented reflect the effect of the Coinsurance Agreement transaction and represent the transfer of the reinsured assets and liabilities. The amount shown as the unearned revenue reserve represents the estimated pre-tax deferred gain on this transaction.
(2) Represents the gross up of the reinsurance assets and liabilities as required under Statement of Financial Accounting Standards #113.
(3) Represents the transfer of KILICO's subsidiaries to Federal Kemper Life Assurance Company ("FKLA") per the Coinsurance Agreement.
(4) Represents the termination of the funding agreement reinsurance with FKLA, which is being terminated in conjunction with the Coinsurance Agreement.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements:

     Financial Statements included in Part B of the Registration Statement:

         KILICO Variable Annuity Separate Account

              Report of Independent Accountants

              Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2002.

              Statement of Operations for the year ended December 31, 2002.

              Statements of Changes in Contract Owners' Equity for the years ended December 31, 2002 and 2001.

              Notes to Financial Statements

         Kemper Investors Life Insurance Company and Subsidiaries

              Report of Independent Accountants

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets as of December 31, 2002 and 2001.

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Operations, years ended December 31, 2002, 2001 and 2000.

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2002, 2001 and 2000.

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Stockholder's Equity, years ended December 31, 2002, 2001 and 2000.

              Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Cash Flows, years ended December 31, 2002, 2001 and 2000.

              Notes to Consolidated Financial Statements

              Kemper Investors Life Insurance Company and Subsidiaries Pro Forma Condensed Consolidated Balance Sheet as of June 30, 2003 (unaudited)

              Kemper Investors Life Insurance Company and Subsidiaries Pro Forma Condensed Consolidated Income Statement, year ended December
              31, 2002 and six month period ended June 30, 2003 (unaudited)

              Notes to Pro Forma Financial Statements (unaudited)


(b)  Exhibits:

         /3/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

         /3/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

            2.         Not Applicable.

         /2/3.1 Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

         /1/3.2 Addendum to Kemper Financial Services, Inc. Selling Group Agreement.

         /19/4.1 Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Certificate.

         /19/4.2 Form of Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract.

         /19/4.3 Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Master Policy.

         /19/4.4       Form of Individual Retirement Annuity Supplemental Rider.

         /19/4.5 Form of SIMPLE IRA - Individual Retirement Annuity Supplemental Rider.

         /19/4.6 Form of Amendment to Contract to Qualify a Roth Individual Retirement Annuity.

         /19/4.7       Form of 457 Deferred Compensation Rider.

         /19/4.8       Form of Qualified Plan Rider.

         /20/4.9 Form of Endorsement (eliminating purchase payment bonus recapture).

         /21/4.10      Form of Guaranteed Minimum Death Benefit Rider.

         /21/4.11      Form of Earnings Based Death Benefit Rider.

         /21/4.12      Form of Guaranteed Retirement Income Benefit Rider.

         /19/5.1       Form of Group Master Application.

         /19/5.2       Form of Variable Annuity Application.

         /2/6.1        Kemper Investors Life Insurance Company Articles of
                       Incorporation.

         /4/6.2        Kemper Investors Life Insurance Company Bylaws.

         /26/7. Coinsurance Agreement between KILICO and Federal Kemper Life Assurance Company.

         /7/8.1 Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

         /6/8.2(a)     Participation Agreement between KILICO and Scudder
                       Variable Life Investment Fund (now known as Scudder
                       Variable Series I).

         /6/8.2(b)     Participating Contract and Policy Agreement between
                       KILICO and Scudder Kemper Investments, Inc.

         /6/8.2(c)     Indemnification Agreement between KILICO and Scudder
                       Kemper Investments, Inc.

         /5/8.3(a)     Fund Participation Agreement by and among The Alger
                       American Fund, KILICO and Fred Alger & Company,
                       Incorporated.

         /5/8.3(b)     Service Agreement between Fred Alger Management, Inc. and
                       KILICO (redacted).

         /8/8.4(a)     Fund Participation Agreement among KILICO, Fidelity
                       Variable Insurance Products Fund and Fidelity
                       Distributors Corporation.

         /9/8.4(b)     Third Amendment to Fund Participation Agreement among
                       KILICO, Fidelity Variable Insurance Products Fund and
                       Fidelity Distributors Corporation.

         /8/8.4(c)     Fund Participation Agreement among KILICO, Fidelity
                       Variable Insurance Products Fund II and Fidelity
                       Distributors Corporation.

         /10/8.4(d)    Amendment to Fund Participation Agreement among KILICO,
                       Fidelity Variable Insurance Products Fund II and Fidelity
                       Distributors Corporation.

         /11/8.5(a)    Fund Participation Agreement among KILICO, Janus Aspen
                       Series and Janus Capital Corporation.

         /12/8.5(b)    Service Agreement between KILICO and Janus Capital
                       Corporation.

         /15/8.6 Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

         /16/8.7 Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

         /7/8.8(a)     Participation Agreement By and Among KILICO and Warburg,
                       Pincus Trust and Credit Suisse Asset Management, LLC
                       (successor to Warburg Pincus Asset Management, Inc.) and
                       Credit Suisse Asset Management Securities, Inc. (f/k/a
                       Counsellors Securities Inc.).

         /14/8.8(b)    Service Agreement between Credit Suisse Asset Management,
                       LLC (successor to Warburg Pincus Asset Management, Inc.)
                       and Federal Kemper Life Assurance Company and KILICO.

         /17/8.8(c)    Restatement of Participation Agreement among Counsellors
                       Securities Inc., Warburg Pincus Asset Management, Inc.
                       and/or the Warburg Pincus Funds and KILICO.

         /13/8.9(a)    Fund Participation Agreement between KILICO and The
                       Dreyfus Socially Responsible Growth Fund, Inc.

         /5/8.9(b)     November 1, 1999 Amendment to Fund Participation
                       Agreement between KILICO and The Dreyfus Socially
                       Responsible Growth Fund, Inc.

         /5/8.9(c)     Administrative Services Agreement by and between The
                       Dreyfus Corporation and KILICO (redacted).

         /5/8.9(d)     November 1, 1999 Amendment to Administrative Services
                       Agreement by and between The Dreyfus Corporation and KILICO (redacted).

         /22/8.10 Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

         /22/8.11 Form of Fund Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

         /21/9.        Opinion and Consent of Counsel.

         /25/10.       Consent of PricewaterhouseCoopers LLP, Independent
                       Accountants.

         11.           Not Applicable.

         12.           Not Applicable.

         /21/13.       Schedules for Computation of Performance Information.

         /18/16.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2002 and 2001).

         /18/16.2      Schedule IV: Reinsurance (year ended December 31, 2002).

         /23/16.3      Schedule IV: Reinsurance (year ended December 31, 2001).

         /24/16.4      Schedule IV: Reinsurance (year ended December 31, 2000).

         /18/16.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2002).

         /23/16.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001).

         /24/16.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000).

    __________

   /1/ Incorporated herein by reference to Exhibits filed with Amendment No. 22 to the Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 2-72671) filed on or about April 27, 1995.

   /2/ Incorporated herein by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

   /3/ Incorporated herein by reference to Exhibits filed with the Registration Statement on Form N-4 for KILICO (File No. 333-22375) filed on or about February 26, 1997.

   /4/ Incorporated herein by reference to Amendment No. 2 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 23, 1997.

   /5/ Incorporated herein by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

   /6/ Incorporated herein by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

   /7/ Incorporated herein by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

   /8/ Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

   /9/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

   /10/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

   /11/ Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

   /12/ Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

   /13/ Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

   /14/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

   /15/ Incorporated herein by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

   /16/ Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

   /17/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

   /18/ Incorporated herein by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2002 filed on or about March 27, 2003.

   /19/ Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-54374) filed on or about January 24, 2001.

   /20/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-54374) filed on or about April 27, 2001.

   /21/ Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-54374) filed on or about June 8, 2001.

   /22/ Incorporated herein by referenceto Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

   /23/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

   /24/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

   /25/ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-54374) filed on or about April 25, 2003.

  /26/ Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

          The directors and officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                   Name                                        Office with KILICO
                                                   ----------------------------------------------
          Gale K. Caruso........................   President, Chief Executive Officer and Director
          Frederick L. Blackmon.................   Executive Vice President, Chief Financial Officer and Director
          Russell M. Bostick....................   Executive Vice President and Chief Information Officer
          Mark A. Davis.........................   Executive Vice President and Chief Actuary
          Edward K. Loughridge..................   Executive Vice President and Corporate Development Officer
          Debra P. Rezabek......................   Executive Vice President, General Counsel, Corporate Secretary and Director
          Richard M. Sousa......................   Executive Vice President and Director
          George Vlaisavljevich.................   Executive Vice President and Director
          Martin D. Feinstein...................   Chairman of the Board


Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

          Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-

  72671) filed on or about April 26, 2000. Effective September 3, 2003, the following companies are no longer affliated with KILICO: Federal Kemper Life Assurance Company, Zurich Life Assurance Company, Zurich Life Insurance Company of America, Zurich Life Insurance Company of New York, Zurich Direct, Inc., Investors Brokerage Services, Inc., Investors Brokerage Insurance Agency, Inc., PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. and any subsidiaries of such companies.

Item 27. Number of Contract Owners

          As of June 30, 2003, the Registrant had approximately 2363 qualified and non-qualified Zurich Preferred Plus Contract Owners.

Item 28. Indemnification

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee or agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. (a) Principal Underwriter

          Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.


Item 29. (b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

          The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

              Name and Principal                         Position and Offices
               Business Address                            With Underwriter
             ---------------------                    -----------------------------
             Gale K. Caruso........................   Chairman and Director
             Michael E. Scherrman..................   President and Director
             David S. Jorgensen....................   Vice President and Treasurer
             Thomas K. Walsh.......................   Assistant Vice President and Chief Compliance Officer
             Debra P. Rezabek......................   Secretary
             Frank J. Julian.......................   Assistant Secretary
             Allen R. Reed.........................   Assistant Secretary
             George Vlaisavljevich.................   Director

Item 29. (c)

    Not Applicable.

Item 30. Location of Accounts and Records

          Accounts, books and other documents required to be maintained by
  Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or at Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808. After September 3, 2003, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by Federal Kemper Life Assurance Company ("FKLA"), on behalf of KILICO, at FKLA's offices at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

Item 31. Management Services

   Not Applicable.

Item 32. Undertakings and Representations

                 a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

                 b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                 c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

                 Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

                 KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28,

         1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

         1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

         2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

         3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 29/th/ day of August, 2003.


                                     KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                     (Registrant)
                                     By: Kemper Investors Life Insurance Company


                                     By:    /s/ GALE K. CARUSO
                                        ----------------------------------------
                                            Gale K. Caruso, President and Chief
                                            Executive Officer

                                     KEMPER INVESTORS LIFE INSURANCE COMPANY
                                     (Depositor)


                                     By:    /s/ GALE K. CARUSO
                                        ----------------------------------------
                                            Gale K. Caruso, President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 29/th/ day of August, 2003.

   Signature                                        Title
   ---------                                        -----
   /s/ GALE K. CARUSO                               President, Chief Executive Officer and Director
   -----------------------------------------        (Principal Executive Officer)
   Gale K. Caruso

   /s/ MARTIN D. FEINSTEIN                          Chairman of the Board
   ---------------------------------
   Martin D. Feinstein

   /s/ FREDERICK L. BLACKMON                        Executive Vice President, Chief Financial Officer and Director
   ---------------------------------                (Principal Financial Officer and Principal Accounting Officer)
   Frederick L. Blackmon

   /s/ DEBRA P. REZABEK                             Director
   ---------------------------------
   Debra P. Rezabek

   /s/ RICHARD M. SOUSA                             Director
   ---------------------------------
   Richard M. Sousa

   /s/ GEORGE VLAISAVLJEVICH                        Director
   ---------------------------------
   George Vlaisavljevich